SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Statement
Schedule of shares capital issued and outstanding

	Common Shares		Contributed
	Number	Amount	Surplus

Balance, January 1, 2017	78,683	$168,712,673	$22,301,437
Common Shares issued from Series A Units and Series B Units (i)	22,102	—	—
Common Shares issued from exercise of Series D Warrants (ii)	1,875	1,127,057	—
Common Shares issued for cash on exercise of options	256	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543
Balance, December 31, 2017	102,916	$171,803,816	$23,056,846
Common Shares issued from exercise of Series B Warrants (iii)	1,315,281	54,119,300	—
Common Shares issued from exercise of Series C Warrants (iv)	9,452	15,854,206	—
Common Shares issued from exercise of Series D Warrants (v)	1,699	1,021,183	—
Common Shares issued from exercise of Series F Warrants (vi)	295,740	42,990,737	—
Common Shares issued from exercise of 2017 Notes (vii)	1,076,583	18,582,374	—
Common Shares issued for cash on exercise of options	49	88,917	(88,917)
Share-based payments	—	—	3,292,877
Balance, December 31, 2018	2,801,720	$304,460,533	$26,260,806
Common Shares issued from public offerings (viii)	2,222,222	7,802,417	315,611
Common Shares issued from private placement (ix)	334,951	1,664,662	—
Common Shares issued from exercise Series B Warrants (x)	223,304	16,931	—
Common Shares issued from exercise of Series C Warrants (xi)	822	1,186,027	—
Common Shares issued from exercise of 2017 Notes (xii)	3,074,136	13,095,938	—
Common Shares issued from exchange of Series A and Series E Warrants (xiii)	49,624	234,173	—
Share-based payments	—	—	3,189,808
Balance, December 31, 2019	8,706,779	$328,460,681	$29,766,225
(i)

On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units, at a price of $1.46 per Unit for gross proceeds of $37,487,497. No amount has been recognized with respect to the Common Shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the units issued) exceeded the cash proceeds received.

(ii)

During the year ended December 31, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,307 (see Note 17) was recognized within equity upon exercise.

(iii)

During the year ended December 31, 2018, 1,315,281 Common Shares were issued on the exercise of 35,128,148 Series B Warrants. The related derivative liability of $32,988,998 (see Note 17) was derecognized at the dates of exercise.

(iv)

During the year ended December 31, 2018, of the 10,273,972 Series C Warrants initially granted, 9,451,780 were exercised for 9,452 Common Shares, 9,451,780 Series A Warrants and 9,451,780 Series B Warrants and cash proceeds of $13,799,659.  The related derivative financial liability of $4,459,249 (see Note 17) was derecognized at the dates of exercise.

(v)

During the year ended December 31, 2018, 1,699  Common Shares were issued for the exercise of 1,698,841 of the Series D Warrants that were issued as part of the Series B Units for cash proceeds of $16,988.  The related derivative financial liability of $1,004,195 was derecognized (see Note 17) at the date of exercise.

(vi)

During the year ended December 31, 2018, 295,740 Common Shares were issued on the exercise of the 22,431,506 Series F Warrants. The related derivative financial liability of $29,085,125 (see Note 17) was derecognized at the dates of exercise.

(vii)

During the year ended December 31, 2018, 1,076,583 Common Shares were issued on the conversion of $17,640,000 of aggregate principal amount of 2017 Notes.  The $20,555,832 aggregate principal amount of 2017 Notes (see Note 17) was derecognized at the date of exercise.

(viii)

During the year ended December 31, 2019, 2,222,222 Common Shares were issued for gross proceeds of $10,000,000 less $1,270,000 in underwriting commission, a $315,611 fair value charge for 144,444 Broker Warrants issued (see Note 17(d)) and $611,972 in other share issuance costs.

(ix)

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 common shares of the Company at a price of $5.15 per Common Share, for net proceeds of $1,664,662.

(x)

During the year ended December 31, 2019, 223,304 Common Shares were issued on the exercise of 822,192 Series B Warrants. The related derivative liability of $16,931(see Note 17) was derecognized at the dates of exercise.

(xi)

During the year ended December 31, 2019, the remaining 822,192 Series C Warrants were exercised for 822 Common Shares, 822,192 Series A Warrants and 822,192 Series B Warrants and net cash proceeds of $1,186,027. The related derivative financial liability of $5,638 (see Note 17) was derecognized at the dates of exercise.

(xii)

During the year ended December 31, 2019, 3,074,136 Common Shares were issued on the conversion of $11,197,000 of aggregate principal amount of 2017 Notes.  The $13,095,938 aggregate principal amount of 2017 Notes (see Note 17) was derecognized at the date of exercise.

(xiii)

During the year ended December 31, 2019, the Company entered into exchange agreements with the holders of the remaining Series A Warrants and Series E Warrants to issue 49,624 Common shares for the surrender and cancellation of all 35,950,340 Series A Warrants and all 22,431,506 Series E Warrants outstanding on the basis of 0.00085 of a Common Share for each Warrant.

Schedule of warrants issued and exercised

The following table lists the number of warrants issued on November 17, 2017 as well as the number issued, exercised, and exchanged since then and the remaining warrants outstanding at December 31, 2019.

	As at
	November 17,				As at December 31,
Warrants	2017	Issued	Exercised	Exchanged	2019
Series A	25,676,368	10,273,972	—	(35,950,340)	—
Series B	25,676,368	10,273,972	(35,950,340)	—	—
Series C	10,273,972	—	(10,273,972)	—	—
Series D	3,573,830	—	(3,573,830)	—	—
Series E	22,431,506	—	—	(22,431,506)	—
Series F	22,431,506	—	(22,431,506)	—	—

Summary of RSU transactions

		Weighted
		Average
		Grant Date
	Number of	Fair Value
	RSUs	Per Share
Outstanding, December 31, 2018	—	—
Granted	152,956	$2.98
Vested	—	—
Outstanding, December 31, 2019	152,956	$2.98

Summary of stock option activity

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2017	7,865	$2,908.60	1.77
Granted	1,844	1,508.10
Exercised	(2,174)	823.60
Forfeited	(1,828)	1,830.60
Options outstanding, December 31, 2017	5,707	$3,849.00	2.28
Options exercisable, December 31, 2017	4,513	$3,976.60	1.94
Granted	366,053	30.31
Exercised	(49)	7.33
Forfeited	(1,178)	1,712.35
Expired	(807)	1,813.70
Options outstanding, December 31, 2018	369,726	$76.78	7.88
Options exercisable, December 31, 2018	146,263	$127.04	7.62
Granted	697,150	4.27
Exercised	—	—
Forfeited	(13,344)	58.64
Expired	(1,867)	4,997.06
Options outstanding, December 31, 2019	1,051,665	$20.63	7.09
Options exercisable, December 31, 2019	398,596	$35.69	6.97

Summary of options outstanding by exercise price

The following table lists the options outstanding as at December 31, 2019 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$4.10	561,050	7.23	140,450	7.23
$5.00	130,950	7.41	32,738	7.41
$8.80	88,800	6.92	59,242	6.92
$27.20	263,250	6.75	162,268	6.75
$27.30 - $9,276.86	7,615	4.71	3,898	3.69
	1,051,665		398,596

The following table lists the options outstanding as at December 31, 2018 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$8.80	89,900	7.92	29,976	7.92
$27.20	270,000	7.75	112,566	7.75
$60.00	1,055	7.25	—	—
$60.01 - $8,917.93	8,771	4.39	3,721	1.48
	369,726		146,263

The following table lists the options outstanding at December 31, 2017 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$1,850.00 - $12,160.00	5,707	2.24	4,513	2.07
	5,707		4,513

Stock options
Statement
Estimate of fair value of options weighted average assumptions

	2019	2018	2017
Weighted average fair value	$3.60	$16.40	$14.90
Weighted average exercise price	$4.30	$30.30	$1,900
Weighted average share price at grant	$4.30	$30.30	$1,900
Dividend yield	nil	nil	nil
Volatility	141%	72%	110%
Risk-free interest rate	1.51%	2.24%	1.12%
Expected life	4 years	4 years	5 years
Forfeiture rate	7.00%	7.00%	6.00%